LOANS - Changes in Other Real Estate Owned (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of year	$ 2,781	$ 6,284	$ 13,254
Additions	3,182	4,119	2,872
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Cost of Investment in Real Estate Sold	3,797	6,983	9,356
Valuation adjustments	(765)	(639)	(486)
Balance at end of year	1,401	2,781	6,284
Commercial & industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Additions	1,269	1,732	1,850
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Cost of Investment in Real Estate Sold	2,967	5,409	6,993
Valuation adjustments	(355)	(439)	(345)
Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Additions	1,913	2,387	1,022
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Cost of Investment in Real Estate Sold	830	1,574	2,363
Valuation adjustments	$ (410)	$ (200)	$ (141)